Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease

12. Lease

As a lessee:

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to ten years. Lease costs are included in either selling or general and administrative expenses depending on the use of the underlying asset. Operating lease expenses, including the short-term lease cost which was immaterial, were RMB85,745, RMB64,398 and RMB50,934 for the years ended December 31, 2023, 2024 and 2025, respectively. Cash payments against operating lease liabilities were RMB59,837 and RMB47,627 for the years ended December 31, 2024 and 2025, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	121,115	103,027	14,733

Current portion of lease liabilities	44,888	39,185	5,603
Non-current portion of lease liabilities	75,725	60,344	8,629
Total operating lease liabilities	120,613	99,529	14,232

Weighted average remaining lease term (years)	3.74	2.47
Weighted average discount rate	3.14%	5.87%

The maturities of operating lease liabilities for the next five years and thereafter as of December 31, 2024 and 2025, are as follows:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Within 1 year	47,208	43,319	6,194
Between 1 and 2 years	38,430	42,603	6,092
Between 2 and 3 years	27,363	16,539	2,365
Between 3 and 4 years	9,960	527	75
Between 4 and 5 years	527	—	—
Total lease payment	123,488	102,988	14,726
Less imputed interest	(2,875)	(3,459)	(494)
Total	120,613	99,529	14,232